Debentures (Narrative) (Details) € / shares in Units, ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands					1 Months Ended														12 Months Ended
	Oct. 20, 2020 EUR (€)	Oct. 20, 2020 ILS (₪)	Mar. 14, 2017 EUR (€)	Mar. 14, 2017 ILS (₪)	Oct. 20, 2021 EUR (€)	Oct. 20, 2021 ILS (₪)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 ILS (₪)	Feb. 23, 2021 EUR (€) € / shares	Feb. 23, 2021 ILS (₪)	Sep. 25, 2019	Jul. 25, 2019 EUR (€)	Jul. 25, 2019 ILS (₪)	Apr. 30, 2017 EUR (€)	Jun. 19, 2014 EUR (€)	Jun. 19, 2014 ILS (₪) ₪ / shares	Jan. 31, 2014 EUR (€)	Jan. 31, 2014 ILS (₪)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 ₪ / shares	Oct. 21, 2021 EUR (€)	Oct. 21, 2021 ILS (₪)	Jun. 25, 2021 EUR (€)	Feb. 23, 2021 ILS (₪) ₪ / shares	Feb. 23, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 26, 2020 EUR (€)	Oct. 26, 2020 ILS (₪)	Jul. 25, 2019 ILS (₪)	Dec. 31, 2018 EUR (€)	Nov. 14, 2017	Apr. 30, 2017 ILS (₪)	Mar. 14, 2017 ILS (₪)	Jan. 31, 2014 ILS (₪)	Jan. 19, 2014 EUR (€)	Jan. 19, 2014 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures																			€ 137,299			€ 82,724
Net proceeds from offering																			71,398
Equity																			113,483			125,026	€ 107,566			$ 128,441							$ 141,508				€ 76,957
Repayments of bonds, notes and debentures																			€ 30,730		$ 34,780	€ 26,923	€ 9,836
Ratio of equity																			31.60%	31.60%	31.60%
Option issued																			37,000	37,000	37,000	4,249	18,303	18,303
Liabilities																			€ 437,664			€ 335,146				$ 495,347
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate																						2.00%											2.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate																						3.55%											3.55%
Series A Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures																	€ 25,170																									€ 17,115
Gross proceeds from offering															€ 17,286		24,490
Net proceeds from offering															€ 16,808		€ 24,059
Borrowings, interest rate																4.60%
Repayments of bonds, notes and debentures																							€ 22,300
Principal repayment of debentures value							€ 21,500																20,800
Accrued interest in repayment of debenture							160																10
Prepayment charge in repayment of debenture							860																€ 1,500
Aggregate repayment of debenture							€ 22,500
Series A Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪																																									₪ 120,000		₪ 80,341
Debenture issued per unit price | ₪ / shares																₪ 1,010
Gross proceeds from offering | ₪																₪ 81,144		₪ 116,760
Net proceeds from offering | ₪																₪ 78,900		₪ 114,700
Repayments of bonds, notes and debentures | ₪																								₪ 85,900
Principal repayment of debentures value | ₪								₪ 86,300																80,100
Accrued interest in repayment of debenture | ₪								700																50
Prepayment charge in repayment of debenture | ₪								3,400																₪ 5,700
Aggregate repayment of debenture | ₪								₪ 90,400
Series B Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures			€ 31,700
Net proceeds from offering			€ 31,200
Borrowings, interest rate			3.44%																																					3.44%
Debentures payable term			Series B Debentures is repayable in six (6) annual installments as follows: on June 30 of each of the years 2019-2022 (inclusive) 15% of the Principal shall be paid, and on June 30 of each of 2023-2024 (inclusive) 20% of the Principal shall be paid, and is not linked to the CPI or otherwise. The Series B Debentures initially bore a fixed interest at the rate of 3.44% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 of each of the years 2017 through June 30, 2024 (inclusive).	Series B Debentures is repayable in six (6) annual installments as follows: on June 30 of each of the years 2019-2022 (inclusive) 15% of the Principal shall be paid, and on June 30 of each of 2023-2024 (inclusive) 20% of the Principal shall be paid, and is not linked to the CPI or otherwise. The Series B Debentures initially bore a fixed interest at the rate of 3.44% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 of each of the years 2017 through June 30, 2024 (inclusive).
Increase in percentage of interest											0.50%
Aggregate repayment of debenture														€ 246
Percentage of triggering to increase in annual interest											29.20%
Series B Debentures [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate																							3.69%															0.25%
Series B Debentures [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate																							0.50%															3.69%
Series B Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪																																								₪ 123,232
Gross proceeds from offering | ₪				₪ 123,232
Net proceeds from offering | ₪				₪ 121,400
Notional amount | ₪																																							₪ 83,232
Series C Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures									€ 28,677			€ 2,690																€ 32,100						€ 38,500
Debenture issued per unit price | ₪ / shares																											₪ 1.0135
Gross proceeds from offering					€ 32,529														€ 41,100
Net proceeds from offering	€ 40,300								€ 28,836			€ 22,317
Borrowings, interest rate												3.30%																								3.30%
Percentage of distributable profit																			75.00%						75.00%	75.00%
Debentures payable term												Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures bear a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive)	Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures bear a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive)
Liabilities																																		€ 1,064
Series C Debentures [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate									0.25%			0.25%																			0.25%	0.25%				0.25%
Series C Debentures [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate												0.50%																								0.50%
Series C Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪																													₪ 120,000		₪ 100,939				₪ 154,000	₪ 89,065
Gross proceeds from offering | ₪						₪ 121,600				₪ 102,400			₪ 89,065							₪ 164,200
Net proceeds from offering | ₪		₪ 162,400								₪ 101,500			₪ 87,600
Notional amount | ₪																									₪ 100,000
Series 1 Options [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪																																			₪ 385,000
Series D Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures									€ 17,614
Net proceeds from offering									€ 17,557
Borrowings, interest rate									1.20%																						1.20%	1.20%
Equity									€ 70,000																					€ 50,000
Debentures payable term									The principal amount of the Series D Convertible Debentures is repayable in one installment on December 31, 2026. The Series D Convertible Debentures bear a fixed interest at the rate of 1.2% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing June 30, 2021, through December 31, 2026 (inclusive).	The principal amount of the Series D Convertible Debentures is repayable in one installment on December 31, 2026. The Series D Convertible Debentures bear a fixed interest at the rate of 1.2% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing June 30, 2021, through December 31, 2026 (inclusive).
Amount of immediate repayment provision									€ 75																					€ 60
Decrease In Annual Interest Rate For Debentures									0.75%	0.75%
Conversion price | € / shares									€ 46.9
long term liabilities recognized in connection with convertible debt									€ 1,890
Liabilities									€ 1,132																							$ 1,132
Series D Debentures [Member] | Net Financial Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity on consolidated basis									60.00%										60.00%						60.00%	60.00%					60.00%	60.00%
Percentage of immediate repayment provision									68.00%	68.00%		67.50%	67.50%
Percentage of interest increase provision									60.00%	60.00%		60.00%	60.00%
Series D Debentures [Member] | Company Balance Sheet [Member]
Disclosure of detailed information about financial instruments [line items]
Equity																			€ 70,000
Series D Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪																															₪ 62,000
Gross proceeds from offering | ₪										₪ 62,600
Net proceeds from offering | ₪										₪ 61,800
Debentures convertible into ordinary shares par value per share | ₪ / shares																															₪ 10.00
Conversion price | ₪ / shares																															₪ 165
long term liabilities recognized in connection with convertible debt | ₪																															₪ 7,504